Operating Segments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) segment	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Financial Information of Operating Segment [Abstract]
Net interest income	$ 49,557	$ 47,754	$ 45,301
Provision (reversal of provision) for credit losses	2,528	3,770	2,442	$ 1,395	$ 2,309
Noninterest income	38,832	40,513	40,756
Noninterest expense	58,484	52,377	49,974
Income before income tax expense	27,377	32,120	33,641
Income tax expense (benefit)	4,917	10,075	10,365
Net income before noncontrolling interests	22,460	22,045	23,276
Less: Net income from noncontrolling interests	277	107	382
Wells Fargo net income	22,183	21,938	22,894
Average loans	956,100	950,000
Average assets	1,933,000	1,885,400
Average deposits	$ 1,304,600	1,250,600
Operating Segment (Textual) [Abstract]
Number of reportable operating segments | segment	3
Annual sales of small business community banking customers (up to $5 million)	$ 5
Annual sales of wholesale banking customers (in excess of $5 million)	5
Community Banking [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	28,658	27,333	26,959
Provision (reversal of provision) for credit losses	2,555	2,691	2,427
Noninterest income	18,360	19,180	20,595
Noninterest expense	32,615	27,655	27,553
Income before income tax expense	11,848	16,167	17,574
Income tax expense (benefit)	634	5,213	5,256
Net income before noncontrolling interests	11,214	10,954	12,318
Less: Net income from noncontrolling interests	276	136	394
Wells Fargo net income	10,938	10,818	11,924
Average loans	475,700	485,200
Average assets	1,085,500	1,081,900
Average deposits	729,600	703,600
Wholesale Banking [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	18,810	18,699	16,811
Provision (reversal of provision) for credit losses	(19)	1,073	27
Noninterest income	11,190	12,348	11,067
Noninterest expense	16,624	15,901	13,597
Income before income tax expense	13,395	14,073	14,254
Income tax expense (benefit)	3,496	4,159	4,420
Net income before noncontrolling interests	9,899	9,914	9,834
Less: Net income from noncontrolling interests	(15)	(28)	(11)
Wells Fargo net income	9,914	9,942	9,845
Average loans	465,600	451,000
Average assets	822,800	779,800
Average deposits	464,200	436,200
Wealth And Investment Management [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	4,641	4,249	3,873
Provision (reversal of provision) for credit losses	(5)	(5)	(25)
Noninterest income	12,431	12,029	12,291
Noninterest expense	12,623	12,051	12,014
Income before income tax expense	4,454	4,232	4,175
Income tax expense (benefit)	1,668	1,596	1,587
Net income before noncontrolling interests	2,786	2,636	2,588
Less: Net income from noncontrolling interests	16	(1)	(1)
Wells Fargo net income	2,770	2,637	2,589
Average loans	71,900	67,300
Average assets	82,800	78,300
Average deposits	189,000	189,700
Other [Member]
Financial Information of Operating Segment [Abstract]
Net interest income	(2,552)	(2,527)	(2,342)
Provision (reversal of provision) for credit losses	(3)	11	13
Noninterest income	(3,149)	(3,044)	(3,197)
Noninterest expense	(3,378)	(3,230)	(3,190)
Income before income tax expense	(2,320)	(2,352)	(2,362)
Income tax expense (benefit)	(881)	(893)	(898)
Net income before noncontrolling interests	(1,439)	(1,459)	(1,464)
Less: Net income from noncontrolling interests	0	0	0
Wells Fargo net income	(1,439)	(1,459)	$ (1,464)
Average loans	(57,100)	(53,500)
Average assets	(58,100)	(54,600)
Average deposits	$ (78,200)	$ (78,900)